Shareholder Fees {- Value Strategies Portfolio}	Apr. 30, 2022 USD ($)
02.28 VIP Value Strategies Portfolio Initial/Service/Service 2 PRO-10 | Value Strategies Portfolio
Shareholder Fees:
(fees paid directly from your investment)